Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The following tables provide information by level for assets and liabilities that are measured at fair value on a recurring and nonrecurring basis:

	As of September 30, 2023
	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial Assets
Money market funds	$6,862	$—	$—	$6,862
U.S. Treasury bills	—	174,315	—	174,315
Derivative financial instrument	—	1,674	—	1,674
Total	$6,862	$175,989	$—	$182,851
Financial Liabilities
Contingent consideration	$—	$—	$8,202	$8,202

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial Assets
Money market funds	$22,830	$—	$—	$22,830
U.S. Treasury bills	—	217,204	—	217,204
Derivative financial instrument	—	2,202	—	2,202
Total	$22,830	$219,406	$—	$242,236
Financial Liabilities
Contingent consideration	$—	$—	$8,242	$8,242